Transactions With Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Remuneration of the Directors and Other Key Management Personnel

The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

Directors’ remuneration	2018 £	2017 £	2016 £
Salaries and fees	5,028,434	4,406,908	3,604,999
Performance-related payments(1)	5,194,317	3,685,464	2,330,000
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,467,011	1,580,321	635,493
Expenses	25,198	96,358	120,302

Total remuneration	11,714,960	9,769,051	6,690,794

Directors’ and Other Key Management Personnel compensation	2018 £	2017 £	2016 £
Short-term employee benefits(2)	24,445,189	24,642,085	24,757,161
Post-employment benefits(3)	2,399,261	2,292,857	1,918,144

Total compensation	26,844,450	26,934,942	26,675,305

(1)	In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 38.
(2)

Excludes grants of shares in Banco Santander SA made as buy-outs of deferred performance-related payments in 2018 of 189,381 shares in connection with previous employment for five individuals (2017: 603,614; 2016: nil). Excludes payments made as buy-outs of deferred performance-related payments of £266,667 in connection with previous employment for one individual (2017: £52,100 for one individual; 2016: £2,732,357 for five individuals).

(3)	Termination payments of £847,388 were paid in 2018 to two key management persons (2017: nil).

Summary of Transactions with Directors, Other Key Management Personnel

Directors, Other Key Management Personnel (Defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

	2018		2017
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	7	1,216	17	5,195
Net movements	9	1,819	(10)	(3,979)

At 31 December	16	3,035	7	1,216

Deposit, bank and instant access accounts and investments
At 1 January	25	13,184	26	9,138
Net movements	5	(2,221)	(1)	4,046

At 31 December	30	10,963	25	13,184